UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.61%

Consumer Discretionary — 11.69%
Ascena Retail Group, Inc. *	80,810	$1,381,851
Cracker Barrel Old Country Store, Inc.	6,985	695,496
Genesco, Inc. *	32,645	2,681,134
Helen of Troy Ltd. *	42,754	2,592,175
Hillenbrand, Inc.	91,585	2,987,503
John Wiley & Sons, Inc. - Class A	33,040	2,001,894
JTH Holding, Inc. – Class A *	27,040	900,702
Steiner Leisure Ltd. *	32,045	1,387,228
Steven Madden Ltd. *	43,780	1,501,654

		16,129,637

Consumer Staples — 8.86%
Andersons, Inc./The	65,802	3,394,067
Calavo Growers, Inc.	43,075	1,457,227
Cal-Maine Foods, Inc.	27,400	2,036,368
Casey’s General Stores, Inc.	19,505	1,371,006
Darling Ingredients, Inc. *	97,445	2,036,601
National Beverage Corp. *	101,825	1,926,529

		12,221,798

Energy — 5.99%
Atwood Oceanics, Inc. *	50,405	2,645,254
Bristow Group, Inc.	17,180	1,385,052
Gulfmark Offshore, Inc. - Class A	44,155	1,994,923
World Fuel Services Corp.	45,525	2,241,196

		8,266,425

Financials — 12.36%
American Equity Investment Life Holding Co.	94,425	2,322,855
BancFirst Corp.	18,055	1,117,605
BBCN Bancorp, Inc.	63,135	1,007,003
Bryn Mawr Bank Corp.	70,812	2,062,045
Enstar Group Ltd. *	7,415	1,117,663
FirstMerit Corp.	53,305	1,052,774
Horizon Bancorp.	80,905	1,766,965
Nicholas Financial, Inc.	76,300	1,095,668
Primerica, Inc.	59,677	2,855,544
Southside Bancshares, Inc.	49,020	1,419,619
United National Bank *	91,414	1,238,660

		17,056,401

Health Care — 2.76%
Ensign Group, Inc./The	32,160	999,533
Haemonetics Corp. *	40,125	1,415,610
US Physical Therapy, Inc.	40,710	1,391,875

		3,807,018

Industrials — 17.03%
AZZ, Inc.	69,120	3,185,050
Barnes Group, Inc.	39,820	1,534,663
Blount International, Inc. *	108,285	1,527,901
CBIZ, Inc. *	222,805	2,011,929
Clean Harbors, Inc. *	45,350	2,913,737
Crane Co.	34,897	2,594,941
EMCOR Group, Inc.	32,453	1,445,132
John Bean Technologies Corp.	55,145	1,708,944
Kadant, Inc.	16,813	646,460
UniFirst Corp.	6,995	741,470

See accompanying notes which are an integral part of this schedule of investments.

United Stationers, Inc.	49,135	2,037,628
URS Corp.	52,060	2,386,951
Woodward, Inc.	15,205	762,987

		23,497,793

Information Technology — 7.75%
Anixter International, Inc.	25,300	2,531,771
ARRIS Group, Inc. *	48,792	1,587,204
j2 Global, Inc.	12,830	652,534
MTS Systems Corp.	38,545	2,611,809
Tech Data Corp. *	52,921	3,308,621

		10,691,939

Materials — 6.58%
Compass Minerals International, Inc.	8,010	766,877
Innophos Holdings, Inc.	12,390	713,292
Olin Corp.	24,915	670,712
Royal Gold, Inc.	43,450	3,307,414
Schnitzer Steel Industries, Inc.	52,945	1,380,276
Schweitzer-Mauduit International, Inc.	29,595	1,292,118
Stepan Co.	17,800	940,908

		9,071,597

Real Estate Investment Trusts — 12.32%
Apollo Commercial Real Estate Finance, Inc.	75,965	1,252,663
CareTrust REIT, Inc. *	77,190	1,528,362
Chatham Lodging Trust	132,205	2,895,290
LTC Properties, Inc.	83,830	3,272,723
Ryman Hospitality Properties, Inc.	51,355	2,472,743
Sovran Self Storage, Inc.	18,560	1,433,760
STAG Industrial, Inc.	75,375	1,809,754
Summit Hotel Properties, Inc.	220,100	2,333,060

		16,998,355

Utilities — 14.27%
Avista Corp.	45,530	1,526,166
Empire District Electric Co./The	86,525	2,221,962
Laclede Group, Inc./The	39,375	1,911,656
New Jersey Resources Corp.	65,895	3,766,558
NorthWestern Corp.	58,760	3,066,684
ONE Gas, Inc.	58,980	2,226,495
South Jersey Industries, Inc.	45,365	2,740,500
WGL Holdings, Inc.	51,687	2,227,710

		19,687,731

Total Common Stocks (Cost $109,913,962)		137,428,694

Money Market Securities — 0.85%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.09% (a)	1,177,091	1,177,091

Total Money Market Securities (Cost $1,177,091)		1,177,091

Total Investments – 100.46% (Cost $111,091,053)		138,605,785

Liabilities in Excess of Other Assets – (0.46)%		(635,898)

TOTAL NET ASSETS – 100.00%		$137,969,887

(a)	Rate disclosed is the seven day yield as of June 30, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

Tax Related – As of June 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$27,441,292
Unrealized depreciation	(23,058)

Net unrealized appreciation	$27,418,234

Aggregate cost of securities for income tax purposes	$111,187,551

See accompanying notes which are an integral part of this schedule of investments.

Dean Mid Cap Value Fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.98%

Consumer Discretionary — 6.29%
Interpublic Group of Companies., Inc./The	14,795	$288,650
Macy’s, Inc.	4,556	264,339
Mattel, Inc.	6,100	237,717
Newell Rubbermaid, Inc.	7,969	246,959

		1,037,665

Consumer Staples — 6.34%
Darling Ingredients, Inc. *	11,224	234,582
Energizer Holdings, Inc.	2,269	276,886
Ingredion, Inc.	3,616	271,345
JM Smucker Co./The	2,463	262,482

		1,045,295

Energy — 9.10%
Baker Hughes, Inc.	4,046	301,225
Cameron International Corp. *	4,117	278,762
Noble Energy, Inc.	4,468	346,091
QEP Resources, Inc.	8,167	281,761
Vermilion Energy, Inc.	4,205	293,088

		1,500,927

Financials — 17.61%
Allstate Corp./The	4,169	244,804
Ameriprise Financial, Inc.	2,495	299,400
Commerce Bancshares, Inc.	6,414	298,251
Discover Financial Services	4,767	295,459
KeyCorp	25,288	362,377
M&T Bank Corp.	2,269	281,469
Reinsurance Group of America, Inc.	3,061	241,513
Torchmark Corp.	4,328	354,550
Unum Group	7,917	275,195
WR Berkley Corp.	5,418	250,908

		2,903,926

Health Care — 8.70%
Agilent Technologies, Inc.	4,235	243,258
C.R. Bard, Inc.	2,692	384,983
CareFusion Corp. *	5,946	263,705
Mednax, Inc. *	4,820	280,283
Zimmer Holdings, Inc.	2,533	263,077

		1,435,306

Industrials — 16.27%
Clean Harbors, Inc. *	3,991	256,422
CSX Corp.	9,517	293,219
Dover Corp.	2,973	270,394
Flowserve Corp.	3,061	227,585
Fluor Corp.	3,360	258,384
Parker Hannifin Corp.	2,375	298,609
Republic Services, Inc.	7,619	289,293
Snap-on, Inc.	2,287	271,055
Towers Watson & Co. - Class A	2,316	241,397
W.W. Grainger, Inc.	1,091	277,409

		2,683,767

Information Technology — 11.97%
Arrow Electronics, Inc. *	4,697	283,746
Global Payments, Inc.	3,360	244,776
KLA-Tencor Corp.	4,323	314,023

See accompanying notes which are an integral part of this schedule of investments.

Linear Technology Corp.	5,893	277,384
Symantec Corp.	10,802	247,366
Synopsys, Inc. *	8,410	326,476
TE Connectivity Ltd.	4,521	279,579

		1,973,350

Materials — 4.78%
Eastman Chemical Co.	3,181	277,860
FMC Corp.	3,800	270,522
Sealed Air Corp.	7,037	240,454

		788,836

Real Estate Investment Trusts — 6.45%
Equity Lifestyle Properties, Inc.	6,052	267,256
RLJ Lodging Trust	9,465	273,444
Ventas, Inc.	3,642	233,452
Weingarten Realty Investors	8,800	288,992

		1,063,144

Utilities — 8.47%
AGL Resources, Inc.	5,330	293,310
CMS Energy Corp.	8,585	267,423
SCANA Corp.	4,600	247,526
Westar Energy, Inc.	7,793	297,615
Xcel Energy, Inc.	9,042	291,424

		1,397,298

Total Common Stocks (Cost $11,629,028)		15,829,514

Money Market Securities — 5.67%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.09% (a)	935,386	935,386

Total Money Market Securities (Cost $935,386)		935,386

Total Investments – 101.65% (Cost $12,564,414)		16,764,900

Liabilities in Excess of Other Assets – (1.65)%		(272,073)

TOTAL NET ASSETS – 100.00%		$16,492,827

(a)	Rate disclosed is the seven day yield as of June 30, 2014.
*	Non-income producing security.

Tax Related – As of June 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$4,200,478
Unrealized depreciation	—

Net unrealized appreciation	$4,200,478

Aggregate cost of securities for income tax purposes	$12,564,422

See accompanying notes which are an integral part of this schedule of investments.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2014

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2014

(Unaudited)

The following is a summary of the inputs used at June 30, 2014 in valuing the Dean Small Cap Value Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$137,428,694	$—	$—	$137,428,694
Money Market Securities	1,177,091	—	—	1,177,091

Total	$138,605,785	$—	$—	$138,605,785

*	Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used at June 30, 2014 in valuing the Dean Mid Cap Value Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$15,829,514	$—	$—	$15,829,514
Money Market Securities	935,386	—	—	935,386

Total	$16,764,900	$—	$—	$16,764,900

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2014, the funds had no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear

John C. Swhear, President

Date	8/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	8/27/2014

By	/s/ Zachary P. Richmond

Zachary P. Richmond, Interim Treasurer

Date	8/27/2014